PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Composition of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Cash	$ 106	$ 1,308
Equity instruments	10,682	33,559
Fixed income instruments	57,790	23,514
Real estate investment trusts	0	1,935
Plan assets, at fair value	$ 68,578	$ 60,316